Expense Example, No Redemption - Class C	Dec. 30, 2025 USD ($)
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,567
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,557
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,554
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,540
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	1,529
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	1,529
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,517
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	1,497
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,486
American Funds 2025 Target Date Retirement Income Fund | American Funds 2025 Target Date Retirement Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	1,452
American Funds 2020 Target Date Retirement Income Fund | American Funds 2020 Target Date Retirement Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,438
American Funds 2015 Target Date Retirement Income Fund | American Funds 2015 Target Date Retirement Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,438
American Funds 2010 Target Date Retirement Income Fund | American Funds 2010 Target Date Retirement Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	$ 1,415